Share Capital	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Share Capital

Note 8 - Share Capital

A.Right attached to shares

Ordinary shares

All of the issued and outstanding ordinary shares of the Company are duly authorized, validly issued, fully paid and non-assessable. The ordinary shares are not redeemable, and each ordinary share is entitled to one vote. The holders of the ordinary shares have the right to vote and participate in shareholders' meetings, the right to receive profits, and the right to participate in the accumulated earnings when the Company is dissolved.

1.Voting

The holders of ordinary shares are entitled to vote on all matters submitted to shareholders for a vote.

2.Dividends

The holders of the ordinary shares are entitled to receive dividends, when and as declared by the Board of Directors, and out of funds legally available.

Since its inception, the Company has not declared any dividends.

B.Financing rounds

1.In connection with the Merger, on March 15, 2021, the Company entered into Securities Purchase Agreements with certain purchasers, pursuant to which the Company agreed to sell approximately $45.5 million of its American Depositary Shares (ADSs) in a private placement transaction, (or "The Private Placement"). The Private Placement closed on March 22, 2021, at which time the Company sold to the purchasers 2,619,270 ADSs together with warrants to purchase up to 261,929 ADSs at an exercise price of $17.35 per ADS. The warrants will expire five years from the date of issuance, and if exercised in full, will provide to the Company proceeds of approximately $4.5 million. 20 Ordinary Shares are equal to 1 American Depositary Share (ADS).

2.On April 30, 2021, the Company entered into an At the Market Offering Agreement (the "ATM Agreement") with Cantor Fitzgerald & Co., ("Cantor"). According to the ATM Agreement, the Company may offer and sell, from time to time, its ADSs having an aggregate offering price of up to $75 million through Cantor or the ATM Agreement. From April 30, 2021, through December 31, 2022, the Company issued 699,806 ADSs at an average price of $22.75 per ADS under the ATM Agreement, resulting in gross proceeds of $15,917 thousand.

3.On April 25, 2022, the Company filed a prospectus supplement with the SEC for the issuance and sale of up to $18,125,000 of its ADSs in connection with the reactivation of the ATM Facility and pursuant to General Instruction I.B.6 of Form S-3, which, subject to certain exceptions, limits the amount of securities the Company is able to offer and sell under such registration statement to one-third of our unaffiliated public float. During the year ended  December 31, 2022, the Company issued 130,505 ADSs at an average price of $2.11 per ADS under the ATM Agreement, resulting in gross proceeds of $275 thousand.

4.On September 19, 2022, the Company entered  into a share purchase agreement (the “Repurchase Arrangement”) with Dr. Adi Mor, co-founder of Chemomab Ltd., Chief Scientific Officer and a director of the Company and Professor Kobi George, co-founder of Chemomab Ltd. (together with Dr. Adi Mor, the “Co-Founders”), whereby the Company agreed, subject to the requisite court approval required under Section 303(a) of the Israeli Companies Law, 5759-1999 (the “Companies Law”), which the Company received on November 14, 2022, to repurchase up to 582,023 of the Company's ADSs owned by the Co-Founders, for consideration not to exceed an aggregate amount of $2,500,000, depending on the market price of the ADSs at the time of any repurchase. Accordingly, on November 16, 2022, the company repurchased the entire amount of 582,023 ADSs from the Co-Founders at a weighted average price of $2.0848 and for total consideration of approximately $1,218 thousand.

The Company accounted for the repurchased shares as treasury share in accordance with ASC 505-30, "Treasury Stock".

C.Share-based compensation

(1)Share-based compensation plan:

The Company maintains (i) the 2011 Share Option Plan (the “2011 Plan”), (ii) the 2017 Equity-Based Incentive Plan (the “2017 Plan”) and (iii) the Chemomab 2015 Share Incentive Plan (the “2015 Plan”), which was assumed by the Company from Chemomab upon the effectiveness of the Merger. At that time, outstanding options under the 2015 Plan became exercisable for such number of ADSs of the Company as was determined based on the exchange ratio in the Merger Agreement, with a reciprocal adjustment to exercise price.

As of December 31, 2022, a total of 28,443,060 of our Ordinary Shares (equal to 1,422,153 of ADSs) were reserved for issuance under the 2015 Plan, of which 3,445,520 Ordinary Shares (equal to 172,276 ADSs) had been issued pursuant to previous exercises options, and 23,460,740  Ordinary Shares (equal to 1,173,037 ADSs) were issuable under outstanding options. Of such outstanding options, options to purchase 12,400,720 Ordinary Shares (equal to 620,036 ADSs) had vested and were exercisable as of that date, with a weighted average exercise price of $0.30 per Ordinary Share (or $5.96 per ADS). During the year ended December 31, 2022, options to purchase 1,240,120 Ordinary Shares (equal to 62,006 ADS) were canceled.

As of December 31, 2022, a total of 12,511,620 of our Ordinary Shares (equal to 625,581 of our ADSs) were reserved for issuance under the 2017 Plan, of which 11,730,800 Ordinary Shares (equal to 586,540 ADSs) were issuable under outstanding options. Of such outstanding options, options to purchase 427,540 Ordinary Shares (equal to 21,377 ADSs) had vested and were exercisable as of that date, with a weighted average exercise price of $0.35 per Ordinary Share (or $6.98 per ADS). During the year ended December 31, 2022 no options were canceled.

(2)The expenses that were recognized in the consolidated statements of operations for services received from employees and service providers are as follows:

	Year ended	Year ended
	December 31,	December 31,
	2022	2021
	USD thousands	USD thousands
Research and development	448	137
General and administrative	2,763	1,882

Total share-based compensation expenses	3,211	2,019

(3)The number and weighted average exercise price of options are as follows:

	Weighted average exercise price	Number of options	Weighted average remaining contractual life (in years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (in years)
	2022	2022	2022	2021	2021	2021
Outstanding at January 1	0.38	27,003,260	8.12	0.07	10,455,580	7.8
Acquired in Merger	-	-	-		609,535	-
Exercised	0.07	(1,970,000)	-	0.08	(134,220)	-
Forfeited	0.32	(1,240,120)	-	1.25	(1,712,275)	-
Granted	0.16	11,398,400	7.8	0.62	17,784,640	9.79

Outstanding at December 31	0.33	35,191,540	7.42	0.38	27,003,260	8.12

(4)Fair value measurement:

The fair value of the options is measured at the grant date using the Black-Scholes Option pricing model and the assumptions used to calculate the fair value of the options are as follows:

2022 grants
Weighted average share price (in U.S. dollar)(a)	0.16
Exercise price (in U.S. dollar)	0.10-0.257
Expected life of options (in years)(b)	5.51-6.28
Expected volatility(c)	83.69%-84.31%
Risk-free interest rate(d)	1.75%-4.14%
Dividend yield	0%

(a)The weighted average share price is based on the Company’s Ordinary Share valuation as at the grant date.

(b)Expected life for the periods presented was determined according to the simplified method since, at the date of grant, the Company did not have enough history to make an estimate. This method effectively assumes that exercise occurs over the period from vesting until expiration, and therefore the expected term is the midpoint between the service period and the contractual term of the award. The simplified method is applicable to service conditions and for performance conditions that are probable of achievement. If meeting the performance condition is not probable, the Company will use the awards’ contractual term if the service period is implied, or the simplified method, if the service period is explicitly stated.

(c)Expected volatility is based on historical volatility over the most recent period commensurate with the expected term of the option. As the Company has a short trading history for its ordinary shares, when the Company's trading period is shorter than the expected term, the expected volatility is derived from the average historical share volatilities of several unrelated public companies within the Company’s industry that the Company considers to be comparable to its own business over a period equivalent to the option’s expected term.

(d)The risk-free rate for the expected term of the options is based on the Black-Scholes option-pricing model on the yields of U.S. Treasury securities with maturities appropriate for the expected term of employee share option awards.